Item 1. Schedule of Investments:
--------------------------------

Putnam High Income Bond Fund


QUARTERLY PORTFOLIO HOLDINGS

11-30-04



Putnam High Income Bond Fund
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The fund's portfolio
November 30, 2004 (Unaudited)

Corporate bonds and notes (43.0%) (a)
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Principal amount                                                                                      Value
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Basic Materials (5.0%)
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
         $1,000  Abitibi-Consolidated Finance LP company
                 guaranty 7 7/8s, 2009                                                               $1,045
        105,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                           114,975
        110,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                               111,900
         10,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                                10,200
         40,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                  41,225
         30,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                               28,200
        160,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           179,600
         50,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                               52,500
        145,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 162,400
         40,000  Compass Minerals International, Inc. sr.
                 disc. notes Ser. B stepped-coupon zero %
                 (12s, 6/1/08), 2013 (STP)                                                           32,400
        110,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                               94,050
         95,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero %
                 (10s, 10/1/09), 2014 (STP)                                                          65,075
         87,000  Equistar Chemicals LP notes 8 3/4s, 2009                                            96,570
        219,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                               251,303
         60,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                            66,000
        100,000  Georgia-Pacific Corp. company guaranty 9
                 3/8s, 2013                                                                         116,500
        170,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             193,800
          4,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 4,350
        145,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                170,013
        198,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                               237,600
        110,000  Hercules, Inc. company guaranty 6 3/4s,
                 2029                                                                               113,575
         30,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10s, 2008                                                                  32,400
         40,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                                47,500
        111,000  Huntsman Co., LLC sr. disc. notes zero %, 2008                                      72,983
        305,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             321,775
        205,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                       114,288
         90,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               107,100
         50,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                          58,875
        260,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         280,800
         70,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                                  74,375
        170,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   190,825
         90,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        96,525
         10,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                                8,550
         10,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                11,825
        165,000  Lyondell Chemical Co. company guaranty
                 10 1/2s, 2013                                                                      195,525
         70,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                          77,175
        170,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     193,800
        100,545  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               117,135
        200,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                              226,000
EUR      10,000  Nalco Co. sr. notes 7 3/4s, 2011                                                    14,437
EUR      70,000  Nalco Co. sr. sub. notes 9s, 2013                                                  100,883
       $170,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                              187,638
        160,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                166,000
         75,504  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                       78,147
         23,909  Pioneer Companies, Inc. sec. sr. notes
                 FRN 5.475s, 2006                                                                    24,029
         10,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                  10,800
EUR      50,000  Rockwood Specialities Group, Inc. 144A
                 company guaranty 7 5/8s, 2014                                                       68,106
EUR      65,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                   94,498
       $125,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         138,438
        120,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               132,600
         45,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                                49,275
         25,000  Stone Container Finance company guaranty
                 7 3/8s, 2014 (Canada)                                                               26,938
        200,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                         226,000
         55,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                          58,575
        172,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         197,800
          6,000  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                       4,500
         11,665  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                       8,749
         20,000  WHX Corp. sr. notes 10 1/2s, 2005                                                   19,000
                                                                                              -------------
                                                                                                  5,977,150
Capital Goods (3.6%)
-----------------------------------------------------------------------------------------------------------
         95,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                          96,663
        190,000  AGCO Corp. company guaranty 9 1/2s, 2008                                           204,250
         96,410  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON) (F)                                                     1
        177,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                      186,071
        120,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 7 5/8s, 2006                                                      123,300
         25,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                  24,125
         55,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                       60,500
        255,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                             278,588
         30,000  BE Aerospace, Inc. sr. notes 8 1/2s,
                 2010                                                                                32,850
          2,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8 7/8s, 2011                                                                      2,100
        280,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        278,600
         15,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                          17,325
         95,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                           103,075
         40,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                          34,400
         75,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                  73,688
        250,000  Crown Euro Holdings SA sec. notes 10
                 7/8s, 2013 (France)                                                                295,625
EUR      10,000  Crown Euro Holdings SA sec. notes 10
                 1/4s, 2011 (France)                                                                 15,282
        $45,000  Crown Euro Holdings SA sec. notes 9
                 1/2s, 2011 (France)                                                                 50,963
        119,000  Decrane Aircraft Holdings Co. company
                 guaranty zero %, 2008                                                               45,220
        109,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         122,625
EUR      50,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                      79,003
        $78,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                          87,360
        130,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           136,175
        105,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                           113,138
         40,000  K&F Acquisitions, Inc. 144A sr. sub.
                 notes 7 3/4s, 2014                                                                  40,900
         50,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                               54,250
         40,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                               41,200
        250,000  Legrand SA debs. 8 1/2s, 2025 (France)                                             290,000
        117,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                             134,550
EUR      25,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                              37,226
        $30,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                          32,400
         30,000  Mueller Group, Inc. sec. FRN 6.444s,
                 2011                                                                                31,050
         75,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                                81,375
          5,000  Owens-Brockway Glass company guaranty 8
                 7/8s, 2009                                                                           5,438
        145,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         157,688
         60,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                          64,800
        132,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                         147,180
         10,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                               10,225
        125,000  Polypore, Inc. 144A sr. sub. notes 8
                 3/4s, 2012                                                                         130,000
        175,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                               191,625
        125,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   118,281
         75,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                            78,000
         65,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                          64,675
         25,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                                28,250
         46,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                          51,865
         75,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                                79,500
                                                                                              -------------
                                                                                                  4,331,405
Communication Services (3.9%)
-----------------------------------------------------------------------------------------------------------
         29,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                           33,858
         29,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                          31,030
         55,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                                59,125
         25,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                        21,063
         84,000  American Tower Corp. sr. notes 9 3/8s,
                 2009                                                                                88,620
         55,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                                57,063
        100,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                         105,000
         30,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                              2,100
        130,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                     141,700
         20,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                 17,900
        115,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                         114,713
         50,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                          48,125
        145,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                         168,563
        125,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                         124,219
        166,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 185,920
         35,000  Eircom Funding company guaranty Ser. US$
                 8 1/4s, 2013 (Ireland)                                                              38,850
         50,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                 53,750
         11,436  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                               10,521
        140,000  Inmarsat Finance PLC company guaranty 7
                 5/8s, 2012 (United Kingdom)                                                        143,150
        140,000  Inmarsat Finance PLC 144A company
                 guaranty stepped-coupon zero % (10 3/8s,
                 11/15/08), 2012 (United Kingdom) (STP)                                              96,600
         45,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                             49,500
        110,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                       98,175
         95,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                         102,600
        235,000  MCI, Inc. sr. notes 7.735s, 2014                                                   240,288
        135,000  MCI, Inc. sr. notes 6.688s, 2009                                                   136,013
        230,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         253,000
         11,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                          11,880
        155,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                        157,713
         41,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                                46,740
        175,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                               192,500
        330,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                        321,750
        370,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                420,875
         50,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                                61,750
         90,000  Qwest Services Corp. 144A notes 14s,
                 2010                                                                               106,650
         65,000  Rogers Wireless Communications, Inc.
                 sec. notes 9 5/8s, 2011 (Canada)                                                    75,725
         50,000  Rogers Wireless Communications, Inc.
                 144A sec. notes 7 1/2s, 2015 (Canada)                                               51,875
         65,000  Rogers Wireless Communications, Inc.
                 144A sr. sub. notes 8s, 2012 (Canada)                                               67,438
         20,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                            23,550
         35,000  Rural Cellular Corp. sr. notes 9 7/8s,
                 2010                                                                                35,350
        155,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                         139,113
         45,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                               37,463
         80,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                              90,600
         50,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                          54,875
        215,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         235,963
         80,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                                86,400
                                                                                              -------------
                                                                                                  4,639,656
Conglomerates (0.3%)
-----------------------------------------------------------------------------------------------------------
         20,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                  22,348
          1,000  Tyco International Group SA company
                 guaranty 6 3/8s, 2005 (Luxembourg)                                                   1,018
        255,000  Tyco International Group SA company
                 guaranty 6s, 2013 (Luxembourg)                                                     274,546
          7,000  Tyco International Group SA notes 6
                 3/8s, 2011 (Luxembourg)                                                              7,698
                                                                                              -------------
                                                                                                    305,610
Consumer Cyclicals (9.7%)
-----------------------------------------------------------------------------------------------------------
        245,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                                256,025
         60,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                       66,600
         50,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                                55,625
         40,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                               45,100
         65,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                      64,350
        160,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               182,400
         50,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                        54,750
         20,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                        22,000
         30,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                                33,750
         25,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                                27,313
        155,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                               163,138
         40,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                   41,400
        219,993  Canada, Inc. 144A sr. sub. notes 8s,
                 2012 (Canada)                                                                      235,393
         40,000  CanWest Media, Inc. sr. sub. notes 10
                 5/8s, 2011 (Canada)                                                                 44,800
         50,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                  55,750
         20,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                                22,400
         30,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                            34,200
         20,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                            21,700
        130,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           131,788
         20,000  Dana Corp. notes 10 1/8s, 2010                                                      22,600
        185,000  Dana Corp. notes 9s, 2011                                                          223,850
         20,000  Dana Corp. notes 7s, 2029                                                           20,000
         75,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                          81,750
         20,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                  21,100
        165,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 169,125
        150,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                                 167,250
         70,000  Dex Media, Inc. disc. notes zero %, 2013                                            53,725
        280,000  Dex Media, Inc. notes 8s, 2013                                                     299,950
         25,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                                25,438
          7,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                             7,350
         50,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                            56,000
         65,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                          70,038
         95,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                               102,600
         40,000  Goodyear Tire & Rubber Co. (The) notes 8
                 1/2s, 2007                                                                          42,400
        265,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                       263,013
         30,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                          30,000
         56,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                            57,610
         69,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                                70,553
         30,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                                 33,375
         75,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                      78,375
        130,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                                137,150
        110,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         121,000
         92,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                       77,970
         99,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                               117,810
         35,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                                40,775
         70,000  ITT Corp. debs. 7 3/8s, 2015                                                        78,750
        100,000  ITT Corp. notes 6 3/4s, 2005                                                       102,750
         90,000  JC Penney Co., Inc. debs. 7.95s, 2017                                              105,413
         11,000  JC Penney Co., Inc. debs. 7.65s, 2016                                               12,581
        130,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                             140,075
         75,000  JC Penney Co., Inc. notes 9s, 2012                                                  92,250
          5,000  JC Penney Co., Inc. notes 8s, 2010                                                   5,700
         75,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                53,250
        200,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                         209,500
         75,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                               83,250
         55,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                               55,000
         40,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                        40,600
         60,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                                65,700
        220,000  KB Home sr. notes 5 3/4s, 2014                                                     216,150
          2,000  KB Home sr. sub. notes 9 1/2s, 2011                                                  2,210
        195,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                         224,494
         80,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                          86,400
         32,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                         36,198
        211,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                               222,605
         60,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                                62,625
        140,000  MediaNews Group, Inc. sr. sub. notes 6
                 7/8s, 2013                                                                         143,500
        105,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                   113,138
         45,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                        47,475
         40,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                                44,500
         30,000  Meritage Corp. sr. notes 7s, 2014                                                   31,125
         90,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                                92,475
         75,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                            72,750
        100,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                         113,625
          1,000  MGM Mirage, Inc. company guaranty 8
                 3/8s, 2011                                                                           1,123
         35,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                             36,400
         65,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                  66,950
         60,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                          64,800
         25,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                        28,000
        105,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           115,763
        161,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 182,534
        132,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 144,870
         30,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                          31,425
         75,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                  80,813
        105,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 108,675
         30,000  Primedia, Inc. company guaranty 8 7/8s,
                 2011                                                                                30,900
        140,000  Primedia, Inc. company guaranty 7 5/8s,
                 2008                                                                               140,000
        150,000  Primedia, Inc. 144A sr. notes 8s, 2013                                             148,500
        270,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             281,475
        103,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                121,025
         15,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                               16,800
        134,000  RH Donnelley Finance Corp. I 144A
                 company guaranty 8 7/8s, 2010                                                      150,080
         77,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                            92,015
         82,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                                88,663
        175,000  Saks, Inc. company guaranty 7s, 2013                                               177,625
        205,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                               218,069
         64,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                          72,960
        160,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                         169,200
         50,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                                54,250
         10,000  Standard Pacific Corp. sr. notes 6 7/8s,
                 2011                                                                                10,475
        175,000  Standard Pacific Corp. sr. notes 6 1/4s,
                 2014                                                                               172,375
         85,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                  97,325
         71,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                  75,793
        118,000  Station Casinos, Inc. sr. notes 6s, 2012                                           121,540
         75,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                          78,188
         45,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                              50,400
         65,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                   70,038
         30,000  Tenneco Automotive, Inc. company
                 guaranty Ser. B, 11 5/8s, 2009                                                      31,848
        100,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   117,750
         80,000  Tenneco Automotive, Inc. 144A sr. sub.
                 notes 8 5/8s, 2014                                                                  83,200
        285,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                        306,375
         60,000  Tommy Hilfiger USA, Inc. company
                 guaranty 6.85s, 2008                                                                60,300
         55,000  Toys R Us, Inc. notes 7 5/8s, 2011                                                  55,550
        283,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006 (In default)
                 (NON)                                                                              257,884
         70,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                        78,225
         53,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                                  60,420
        200,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         218,000
        100,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                               106,000
         21,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                       23,468
        101,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                         112,110
         59,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                              67,555
         80,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                                75,300
        225,000  Wynn Las Vegas, LLC/Wynn Las Vegas
                 Capital Corp. 144A 1st mtge. 6 5/8s,
                 2014                                                                               222,750
                                                                                              -------------
                                                                                                 11,679,162
Consumer Staples (6.6%)
-----------------------------------------------------------------------------------------------------------
         10,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                   8,975
         20,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                    18,650
        235,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                            210,913
        105,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                               113,400
         30,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                          32,550
        229,000  AMC Entertainment, Inc. sr. sub. notes
                 8s, 2014                                                                           225,565
         50,000  ASG Consolidated LLC/ASG Finance, Inc.
                 144A sr. disc. notes stepped-coupon zero %
                 (11 1/2s, 11/1/08), 2011 (STP)                                                      32,000
         60,000  Atlantic Broadband Finance, LLC 144A sr.
                 sub. notes 9 3/8s, 2014                                                             57,600
        136,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          152,320
        150,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                           159,750
         70,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                               78,675
         19,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                                12,968
        365,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               313,900
         70,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                                60,550
         60,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                                50,400
        120,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                               99,000
         63,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 9 5/8s, 2009                                            52,290
         61,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                            50,630
        125,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                               143,750
        145,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2009 (STP)                                                                         106,575
         70,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                           76,650
          5,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                           5,438
         60,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                               63,300
          3,000  CSC Holdings, Inc. debs. Ser. B, 8 1/8s,
                 2009                                                                                 3,263
         65,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                          69,550
         60,000  CSC Holdings, Inc. sr. sub. debs. 10
                 1/2s, 2016                                                                          67,950
        125,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                         127,500
        270,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              285,525
         40,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                        43,800
         80,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                                89,400
        175,000  DirecTV Holdings, LLC sr. notes 8 3/8s,
                 2013                                                                               196,438
        271,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                  1,186
        155,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                         153,838
         60,000  Dole Food Co. company guaranty 7 1/4s,
                 2010                                                                                62,400
         35,000  Dole Food Co. sr. notes 8 7/8s, 2011                                                38,325
         25,000  Dole Food Co. sr. notes 8 5/8s, 2009                                                27,375
         66,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                                71,940
        185,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               189,163
        130,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                       132,600
         35,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                          37,275
        300,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                         282,000
         52,000  Gray Television, Inc. company guaranty 9
                 1/4s, 2011                                                                          58,500
        110,000  Hasbro, Inc. notes 5.6s, 2005                                                      112,063
         60,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                 62,700
        125,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                        126,875
        230,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                               264,500
          2,435  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                                2,350
        270,000  LCE Acquisition Corp. 144A company
                 guaranty 9s, 2014                                                                  290,250
        105,000  Paxson Communications Corp. company
                 guaranty 10 3/4s, 2008                                                             108,150
        230,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            208,150
        156,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       166,530
        110,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                               120,450
        210,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                                 221,550
         25,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                       24,625
        196,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      224,910
        125,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                                 132,188
        160,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             148,800
         80,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                                87,800
        130,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                  118,300
         10,000  Rite Aid Corp. notes 7 1/8s, 2007                                                   10,100
          5,000  Rite Aid Corp. 144A notes 6s, 2005                                                   5,088
        130,000  Sbarro, Inc. company guaranty 11s, 2009                                            130,000
         35,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                                37,013
         75,000  Sinclair Broadcast Group, Inc. company
                 guaranty 8s, 2012                                                                   78,188
        140,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                             137,725
        314,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                             315,570
         50,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                       49,000
         40,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                       41,300
         90,000  Vivendi Universal SA sr. notes 9 1/4s,
                 2010 (France)                                                                      106,200
        135,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      145,800
         75,000  Warner Music Group 144A sr. sub. notes 7
                 3/8s, 2014                                                                          76,875
        114,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       112,860
        108,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 114,750
         50,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                        49,125
                                                                                              -------------
                                                                                                  7,893,662
Energy (3.4%)
-----------------------------------------------------------------------------------------------------------
        145,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                         151,888
         65,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                        68,088
         75,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                          81,188
         55,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                      59,675
         90,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                          94,725
         80,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                 84,400
         54,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                            61,830
         35,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                        38,413
        115,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                         126,500
         50,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                                54,000
         75,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                          77,625
        100,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                               110,000
         80,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                        88,400
         35,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                          35,700
        105,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                         112,613
         55,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                          59,813
         85,000  Forest Oil Corp. sr. notes 8s, 2011                                                 96,475
         62,000  Forest Oil Corp. sr. notes 8s, 2008                                                 68,665
         55,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                                60,913
         50,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                                54,250
         75,000  Hanover Compressor Co. sub. notes zero %, 2007                                      63,750
         50,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                     54,250
        220,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                              224,400
         45,000  Hornbeck Offshore Services, Inc. 144A
                 sr. notes 6 1/8s, 2014                                                              44,438
         50,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                             52,500
        225,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         228,375
        205,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                           213,200
         80,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                          90,000
        140,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                 150,150
        100,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              102,500
         60,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. sr. notes 7 1/8s, 2014                                                64,500
        110,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                               110,413
         50,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                       57,000
         70,000  Pemex Project Funding Master Trust
                 company guaranty 7 3/8s, 2014                                                       76,566
        113,029  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           128,853
         70,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                               78,750
         80,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                                  88,000
         45,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                             50,625
        115,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    126,213
        230,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                       254,725
         80,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                               86,000
        130,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                        138,775
         20,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                          21,400
         24,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                          25,800
                                                                                              -------------
                                                                                                  4,116,344
Financial (0.5%)
-----------------------------------------------------------------------------------------------------------
         35,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                      36,225
        110,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                             120,175
        140,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                               149,450
        186,150  Finova Group, Inc. notes 7 1/2s, 2009                                               89,352
        195,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         222,300
                                                                                              -------------
                                                                                                    617,502
Health Care (2.6%)
-----------------------------------------------------------------------------------------------------------
        100,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                         106,750
         82,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                        89,995
        160,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         176,400
        135,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                    135,338
         90,000  Elan Finance PLC/Elan Finance Corp. 144A
                 sr. notes 7 3/4s, 2011 (Ireland)                                                    95,175
         40,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                       44,800
         75,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                             76,875
         10,000  HCA, Inc. debs. 7.19s, 2015                                                         10,336
         50,000  HCA, Inc. notes 6 3/8s, 2015                                                        49,439
         45,000  HCA, Inc. notes 5 3/4s, 2014                                                        43,093
         40,000  HCA, Inc. sr. notes 6.95s, 2012                                                     41,754
        175,000  Healthsouth Corp. notes 7 5/8s, 2012                                               172,813
         37,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                            38,064
         37,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                            37,370
         55,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                       55,825
         39,220  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                                42,309
         31,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                       36,270
        145,000  MQ Associates, Inc. sr. disc. notes
                 stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                               102,950
         90,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                                90,450
         70,000  Owens & Minor, Inc. company guaranty 8
                 1/2s, 2011                                                                          77,000
        100,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                             114,750
        155,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         174,375
         10,000  Service Corp. International notes 7.2s,
                 2006                                                                                10,400
          5,000  Service Corp. International notes 6
                 7/8s, 2007                                                                           5,250
         21,000  Service Corp. International notes 6
                 1/2s, 2008                                                                          21,893
         25,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                       27,250
        110,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                     115,500
         60,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                                65,550
         70,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                                68,250
         10,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                 9,300
        170,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                               157,675
        145,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                         155,875
        100,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                           105,500
        180,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                               184,500
         75,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                 79,125
         45,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                                49,950
         30,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                          34,275
         80,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                             85,000
         40,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                               46,300
         30,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014 (R)                                                              30,525
         55,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                          57,200
                                                                                              -------------
                                                                                                  3,121,449
Other (2.3%)
-----------------------------------------------------------------------------------------------------------
      2,680,000  Dow Jones CDX HY 144A pass-through
                 certificates 7 3/4s, 2009                                                        2,720,200

Technology (1.5%)
-----------------------------------------------------------------------------------------------------------
        160,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                                 163,200
         64,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                       75,040
         55,000  Amkor Technologies, Inc. sr. sub. notes
                 10 1/2s, 2009                                                                       51,425
        120,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                      127,200
        211,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         223,660
        135,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               115,763
          5,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                 5,150
         55,000  New ASAT Finance, Ltd. 144A company
                 guaranty 9 1/4s, 2011 (Cayman Islands)                                              48,950
        170,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           171,700
        119,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                          136,255
         45,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                                64,350
         85,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                  91,375
        120,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                            136,800
        105,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                           106,838
          3,000  Xerox Corp. company guaranty 9 3/4s,
                 2009                                                                                 3,510
         55,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                              57,475
        144,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                 158,040
        110,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 116,325
                                                                                              -------------
                                                                                                  1,853,056
Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
         70,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                                64,575
        140,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              110,600
        185,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              209,975
         25,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                               26,031
         97,000  Navistar International Corp. company
                 guaranty Ser. B, 9 3/8s, 2006                                                      103,790
         20,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                              22,650
                                                                                              -------------
                                                                                                    537,621
Utilities & Power (3.2%)
-----------------------------------------------------------------------------------------------------------
         22,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              25,190
          6,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                               6,600
        105,000  AES Corp. (The) 144A sec. notes 9s, 2015                                           120,750
        150,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               170,250
         75,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                          84,938
         45,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                       51,413
         35,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                        37,526
         20,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                          23,507
         15,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                               15,030
         30,000  CMS Energy Corp. sr. notes 8.9s, 2008                                               33,225
         55,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                             62,563
         25,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                             27,313
        275,000  DPL, Inc. bonds 8 1/8s, 2031                                                       310,063
         15,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                                14,475
        190,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                         221,825
         50,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                        50,750
         75,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                        72,375
         55,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                54,863
        115,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                         105,800
         25,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                                28,500
        130,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                              135,525
         95,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                             97,850
         30,000  Kansas Gas & Electric debs. 8.29s, 2016                                             30,966
        170,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                         192,738
         95,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                         119,106
         55,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                          60,423
         65,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                 75,400
         45,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                        45,225
        135,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                              150,694
        355,000  NRG Energy, Inc. 144A sec. notes 8s,
                 2013                                                                               392,275
         75,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                           94,500
         20,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                    20,415
         80,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                                85,600
         65,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                                71,175
         90,000  SEMCO Energy, Inc. 144A sr. notes 7
                 3/4s, 2013                                                                          92,700
         20,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                                  20,900
        130,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                         148,200
         40,000  Teco Energy, Inc. notes 10 1/2s, 2007                                               46,300
         25,000  Teco Energy, Inc. notes 7.2s, 2011                                                  27,625
         40,000  Teco Energy, Inc. notes 7s, 2012                                                    43,600
         10,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                                 9,800
         60,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                        65,475
         15,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                  16,275
         85,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                      89,250
         55,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                                62,425
         47,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                          52,697
         20,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                                23,100
         20,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                                23,100
         25,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                                27,875
                                                                                              -------------
                                                                                                  3,838,170
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $48,952,760)                            $51,630,987

Convertible preferred stocks (32.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Basic Materials (3.2%)
-----------------------------------------------------------------------------------------------------------
          1,360  Freeport-McMoRan Copper & Gold, Inc.
                 144A 5.50% cv. pfd.                                                             $1,329,060
          1,240  Hercules Trust II 6.50% units cum. cv.
                 pfd.                                                                             1,078,800
         52,400  Smurfit-Stone Container Corp. Ser. A,
                 $1.75 cum. cv. pfd.                                                              1,368,950
                                                                                              -------------
                                                                                                  3,776,810
Capital Goods (4.3%)
-----------------------------------------------------------------------------------------------------------
         21,300  Coltec Capital Trust $2.625 cv. pfd.                                               985,125
         19,600  Northrop Grumman Corp. Ser. B, $7.00
                 cum. cv. pfd.                                                                    2,646,000
         39,100  Owens-Illinois, Inc. $2.375 cv. pfd.                                             1,505,350
                                                                                              -------------
                                                                                                  5,136,475
Communication Services (2.4%)
-----------------------------------------------------------------------------------------------------------
         35,020  CenturyTel, Inc. $1.719 cv. pfd.                                                   893,010
         21,700  Cinncinnati Bell, Inc. Ser. B, $3.378
                 cum. cv. pfd.                                                                      863,660
         21,923  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                    1,074,227
                                                                                              -------------
                                                                                                  2,830,897
Consumer Cyclicals (5.2%)
-----------------------------------------------------------------------------------------------------------
          8,070  Central Parking Finance Trust 144A
                 $1.313 cv. pfd.                                                                    147,681
          6,300  Emmis Communications Corp. Ser. A,
                 $3.125 cum. cv. pfd.                                                               286,650
         60,700  FelCor Lodging Trust, Inc. Ser. A, $1.95
                 cum. cv. pfd. (R)                                                                1,487,150
         24,600  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                              1,288,425
         28,600  Host Marriott Financial Trust $3.375 cv.
                 pfd.                                                                             1,540,825
         30,300  TXI Capital Trust I $2.75 cv. pfd.                                               1,522,575
                                                                                              -------------
                                                                                                  6,273,306
Consumer Staples (2.7%)
-----------------------------------------------------------------------------------------------------------
         25,100  Albertson's, Inc. $1.813 cv. pfd.                                                  687,113
         20,120  Constellation Brands, Inc. Ser. A,
                 $1.438 cv. pfd.                                                                    721,805
         25,200  Sinclair Broadcast Group, Inc. Ser. D,
                 $3.00 cv. pfd.                                                                   1,023,750
         38,900  Six Flags, Inc. $1.813 cum. cv. pfd.                                               836,350
                                                                                              -------------
                                                                                                  3,269,018
Energy (1.7%)
-----------------------------------------------------------------------------------------------------------
         12,800  Amerada Hess Corp. $3.50 cv. pfd.                                                1,008,000
         19,700  Hanover Compressor Capital Trust $3.625
                 cum. cv. pfd. (S)                                                                1,051,488
                                                                                              -------------
                                                                                                  2,059,488
Financial (4.5%)
-----------------------------------------------------------------------------------------------------------
         11,800  Capital One Financial Corp. $3.125 cv.
                 pfd.                                                                               628,350
         34,100  Chubb Corp. (The) $1.75 cv. pfd.                                                 1,005,950
         44,996  Decs Trust IX 6.75% cv. pfd.                                                       382,466
         15,403  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                               951,135
         20,400  Lehman Brothers Holdings, Inc. $1.563
                 cv. pfd.                                                                           520,200
         23,600  Washington Mutual Capital Trust I $2.688
                 units cum. cv. pfd.                                                              1,283,250
         25,600  XL Capital, Ltd. $1.625 cv. pfd. (Cayman
                 Islands)                                                                           631,808
                                                                                              -------------
                                                                                                  5,403,159
Health Care (1.5%)
-----------------------------------------------------------------------------------------------------------
         36,650  Schering-Plough Corp. $3.00 cv. pfd.                                             1,823,338

Technology (1.2%)
-----------------------------------------------------------------------------------------------------------
         10,800  Xerox Corp. 6.25% cv. pfd.                                                       1,480,950

Utilities & Power (5.8%)
-----------------------------------------------------------------------------------------------------------
         21,000  Aquila, Inc. $1.688 cv. pfd.                                                       682,500
         25,250  El Paso Energy Capital Trust I $2.375
                 cv. pfd. (S)                                                                       918,469
         49,200  Great Plains Energy, Inc. $2.00 cum. cv.
                 pfd. (S)                                                                         1,266,900
         20,000  ONEOK, Inc. $2.125 units cv. pfd.                                                  695,800
          9,000  Public Service Enterprise Group, Inc.
                 $5.125 cv. pfd.                                                                    523,125
         40,900  Sempra Energy $2.125 units cv. pfd.                                              1,262,788
         17,200  Sierra Pacific Resources $4.50 units
                 cum. cv. pfd.                                                                      715,864
          9,830  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               836,779
                                                                                              -------------
                                                                                                  6,902,225
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $33,720,830)                         $38,955,666

Convertible bonds and notes (17.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Capital Goods (0.6%)
-----------------------------------------------------------------------------------------------------------
       $660,000  Titan International, Inc. 144A cv. sr.
                 notes 5 1/4s, 2009                                                                $789,558

Communication Services (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,275,000  Charter Communications, Inc. 144A cv.
                 sr. notes 5 7/8s, 2009                                                           1,357,875
        400,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                    4
                                                                                              -------------
                                                                                                  1,357,879

Conglomerates (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  GenCorp, Inc. cv. sub. notes 5 3/4s,
                 2007                                                                             1,334,375

Consumer Cyclicals (2.2%)
-----------------------------------------------------------------------------------------------------------
        650,000  Mediacom Communications Corp. cv. sr.
                 notes 5 1/4s, 2006                                                                 635,375
      1,060,000  Meristar Hospitality Corp. cv. sub.
                 notes 9 1/2s, 2010 (R)                                                           1,278,625
        595,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           688,713
                                                                                              -------------
                                                                                                  2,602,713

Consumer Staples (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,260,000  Rite Aid Corp. cv. notes 4 3/4s, 2006                                            1,272,600

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
        250,000  McMoran Exploration Co. cv. sr. notes
                 6s, 2008                                                                           338,438

Financial (0.5%)
-----------------------------------------------------------------------------------------------------------
        800,000  Rewards Network, Inc. cv. sub. debs. 3
                 1/4s, 2023                                                                         618,000

Technology (7.8%)
-----------------------------------------------------------------------------------------------------------
        600,000  Agere Systems, Inc. cv. notes 6 1/2s,
                 2009                                                                               631,500
      1,100,000  Amkor Technologies, Inc. cv. notes 5
                 3/4s, 2006                                                                       1,061,500
      1,297,000  Aspen Technology, Inc. cv. sub. debs. 5
                 1/4s, 2005                                                                       1,290,515
        980,000  Avaya, Inc. cv. Liquid Yield Option
                 Notes (LYON) zero %, 2021                                                          606,375
        600,000  Fairchild Semiconductor International,
                 Inc. cv. company guaranty 5s, 2008                                                 603,750
        900,000  Kulicke & Soffa Industries, Inc. cv.
                 sub. notes 0.50s, 2008                                                             693,000
      1,200,000  Lucent Technologies, Inc. cv. sub. debs.
                 8s, 2031                                                                         1,347,000
        930,000  Manugistics Group, Inc. cv. sub. notes
                 5s, 2007                                                                           845,138
        920,000  ON Semiconductor Corp. 144A cv. bonds
                 zero %, 2024                                                                       641,700
      1,730,000  Safeguard Scientifics, Inc. 144A cv. sr.
                 notes 2 5/8s, 2024                                                               1,273,713
        280,000  Silicon Graphics, Inc. cv. notes 6 1/2s,
                 2009                                                                               385,000
                                                                                              -------------
                                                                                                  9,379,191

Transportation (0.5%)
-----------------------------------------------------------------------------------------------------------
        750,000  Continental Airlines, Inc. cv. notes 4
                 1/2s, 2007                                                                         557,813

Utilities & Power (1.9%)
-----------------------------------------------------------------------------------------------------------
        605,000  AES Corp. (The) cv. sub. notes 4 1/2s,
                 2005                                                                               605,000
      1,400,000  El Paso Corp. cv. debs. zero %, 2021                                               726,250
        126,000  Sierra Pacific Resources 144A cv. notes
                 7 1/4s, 2010                                                                       308,070
        440,000  XCEL Energy, Inc. 144A cv. notes 7 1/2s,
                 2007                                                                               676,500
                                                                                              -------------
                                                                                                  2,315,820
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $18,991,673)                          $20,566,387

Common stocks (1.8%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
            214  AboveNet, Inc. (NON) (S)                                                            $5,564
         50,000  AMRESCO Creditor Trust (acquired
                 9/20/00, cost $38,655) (RES) (NON) (R)
                 (F)                                                                                     50
            156  Birch Telecom, Inc. (NON) (F)                                                            2
         15,362  Coinmach Service Corp. IDS (Income
                 Deposit Securities) (NON) (S)                                                      209,538
        293,993  Contifinancial Corp. Liquidating Trust
                 Units                                                                                2,940
          2,031  Covad Communications Group, Inc. (NON)
                 (S)                                                                                  3,168
             66  Crown Castle International Corp. (NON)                                               1,114
          3,492  Globix Corp. (NON)                                                                  10,651
         75,000  iPCS Escrow, Inc. (NON)                                                                 75
          1,745  iPCS, Inc. (NON)                                                                    44,672
             16  Knology, Inc. (NON)                                                                     55
             64  Leucadia National Corp.                                                              4,013
            227  Polymer Group, Inc. Class A (NON)                                                    4,313
            334  PSF Group Holdings, Inc. 144A Class A
                 (NON) (F)                                                                          501,450
         83,600  Service Corporation Intl. (NON)                                                    590,216
             25  Sterling Chemicals, Inc. (NON)                                                         800
            102  Sun Healthcare Group, Inc. (NON)                                                       765
             28  USA Mobility, Inc. (NON) (S)                                                         1,018
         14,550  VS Holdings, Inc. (NON)                                                             10,913
            408  Washington Group International, Inc.
                 (NON)                                                                               15,912
         44,400  Williams Cos., Inc. (The) (S)                                                      740,148
                                                                                              -------------
                 Total Common stocks  (cost $3,295,912)                                          $2,147,377

Foreign government bonds and notes (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $70,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         $79,030
         55,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                                64,460
         95,000  Ecuador (Republic of) bonds Ser. REGS,
                 stepped-coupon 8s (9s, 8/15/05), 2030
                 (STP)                                                                               81,510
        110,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                         107,800
         40,000  Peru (Republic of) bonds 8 3/4s, 2033                                               40,420
         10,000  Philippines (Republic of) bonds 8 3/8s,
                 2011                                                                                10,000
        130,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                         128,245
        135,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                         133,988
         14,000  Ukraine (Government of) sr. notes Ser.
                 REGS, 11s, 2007                                                                     14,648
         35,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                          39,620
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $648,428)                         $699,721

Preferred stocks (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
              2  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                                 $760
             13  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK) (S)                                                                      97,500
                                                                                              -------------
                 Total Preferred stocks  (cost $121,045)                                            $98,260

Units (0.1%) (a) (cost $303,520)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
            208  XCL Equity Units (F)                                                               $92,328

Brady bonds (0.1%) (a) (cost $77,811)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $83,600  Peru (Republic of) FRB Ser. 20YR, 5s,
                 2017                                                                               $78,166

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                         Expiration date            Value
-----------------------------------------------------------------------------------------------------------
             71  AboveNet, Inc.                                                   9/8/08               $568
             83  AboveNet, Inc.                                                   9/8/10                332
            140  Dayton Superior Corp. 144A                                      6/15/09                  1
            161  Huntsman Co., LLC 144A                                          5/15/11             56,350
             72  MDP Acquisitions PLC 144A                                       10/1/13              2,880
             60  Pliant Corp. 144A                                                6/1/10                  1
            240  Travel Centers of America, Inc. 144A                             5/1/09              1,200
            220  Ubiquitel, Inc. 144A                                            4/15/10                  1
            250  Washington Group International, Inc.
                 Ser. A                                                          1/25/06              2,900
            287  Washington Group International, Inc.
                 Ser. B                                                          1/25/06              2,640
            156  Washington Group International, Inc.
                 Ser. C                                                          1/25/06              1,271
                                                                                              -------------
                 Total Warrants  (cost $88,220)                                                     $68,144

Short-term investments (5.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,761,733  Putnam Prime Money Market Fund (e)                                              $4,761,733
      1,473,405  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.94% to 2.21% and
                 due dates ranging from December 1, 2004
                 to January 7, 2005 (d)                                                           1,472,854
                                                                                              -------------
                 Total Short-term investments  (cost $6,234,587)                                 $6,234,587
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $112,434,786) (b)                                     $120,571,623
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to sell at November 30, 2004 (Unaudited) (aggregate face value $389,444)

                              Aggregate      Delivery       Unrealized
               Value          face value     date           depreciation
----------------------------------------------------------------------------
Euro            $390,605       $389,444      3/16/05         $(1,161)
----------------------------------------------------------------------------



Credit default contracts outstanding at November 30, 2004 (Unaudited)

                                                                  Unrealized
                                              Notional          appreciation/
                                                amount         (depreciation)
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.35% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                  $19,556                  $291

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                     19,556                   100

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                      9,778                   173

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                      7,333                   138

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                      4,889                    52

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                    2,444                   100

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                    2,444                   (64)
----------------------------------------------------------------------------
                                                                        $790
----------------------------------------------------------------------------

NOTES

  (a) Percentages indicated are based on net assets of $120,016,377.

  (b) The aggregate identified cost on a tax basis is $112,661,069, resulting in gross unrealized appreciation and depreciation of $11,494,498 and $3,583,944, respectively, or net unrealized appreciation of $7,910,554.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2004 was $50 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004, the value of securities loaned amounted to $1,413,882. The fund received cash collateral of $1,472,854 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $15,202 for the period ended November 30, 2004.

  (F) Security is valued at fair value following procedures approved by the Trustees.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at November 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005